As filed with the Securities and Exchange Commission on May 18, 2016.

1933 Act File No. 33-65572
1940 Act File No. 811-7852

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 X
Pre-Effective Amendment No. ___
Post-Effective Amendment No. 125
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 X
Amendment No. 126

USAA MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

9800 Fredericksburg Road, San Antonio, TX 78288
(Address of Principal Executive Offices)   (Zip Code)

Registrant’s Telephone Number, including Area Code (210) 498-0226

James G. Whetzel, Secretary
USAA MUTUAL FUNDS TRUST
9800 Fredericksburg Road
San Antonio, TX 78288-0227
(Name and Address of Agent for Service)

It is proposed that this filing will become effective under Rule 485

_X__	immediately upon filing pursuant to paragraph (b)
___	on (date) pursuant to paragraph (b)
___	60 days after filing pursuant to paragraph (a)(1)
___	on (date) pursuant to paragraph (a)(1)
___	75 days after filing pursuant to paragraph (a)(2)
___	on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

_____	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act and has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of San Antonio and state of Texas on the 18th day of May, 2016.

USAA MUTUAL FUNDS TRUST
*

Daniel S. McNamara
President

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

(Signature)	(Title)	(Date)
Chairman of the Board of Trustees
*

Robert L. Mason
Vice Chairman of the Board of
*	Trustees and President (Principal

Daniel S. McNamara	Executive Officer)

*	Treasurer (Principal Financial

Roberto Galindo, Jr.	and Accounting Officer)

*	Trustee

Dawn M. Hawley

*	Trustee

Jefferson C. Boyce

*	Trustee

Paul L. McNamara

*	Trustee

Barbara B. Ostdiek

*	Trustee

Michael F. Reimherr

*By : /S/ JAMES G. WHETZEL
James G. Whetzel, under the Powers of Attorney dated June 13, 2013, December 4, 2013, and September 23, 2014, which are incorporated herein and filed under Post Effective Amendment Nos. 90, 99, and 104, with the Securities and Exchange Commission on July 10, 2013, April 30, 2014, and October 22, 2014.

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EXHIBIT INDEX

101.INS	XBRL Instance Document
101.SCH	XBRL Taxonomy Extension Schema
101.DEF	XBRL Taxonomy Extension Definition Linkbase
101.LAB	XBRL Taxonomy Extension Label Linkbase
101.PRE	XBRL Taxonomy Extension Presentation Linkbase
101.CAL	XBRL Taxonomy Extension Calculation Linkbase

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